Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN MANAGED TRUST
Prospectus Date	rr_ProspectusDate	Mar. 25, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2019